Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented Information
Schedule of operating segments

Sources of earnings by reporting segment for the years ended December 31 were as follows:

2021

	Property and Casualty Insurance and Reinsurance
										Life
										insurance	Non-		Eliminations
		Odyssey	Crum &	Zenith		Allied	Fairfax			and	insurance	Corporate	and
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	2,121.6	5,551.4	3,704.8	718.2	3,221.9	5,794.3	534.4	2,149.4	23,796.0	114.2	—	—	—	23,910.2
Intercompany	5.0	194.9	24.9	17.0	16.4	57.6	2.6	216.4	534.8	358.1	—	—	(892.9)	—
	2,126.6	5,746.3	3,729.7	735.2	3,238.3	5,851.9	537.0	2,365.8	24,330.8	472.3	—	—	(892.9)	23,910.2
Net premiums written	1,917.4	4,849.4	2,689.3	713.0	1,998.3	3,907.8	260.6	1,473.6	17,809.4	468.7	—	—	—	18,278.1
Net premiums earned
External	1,815.9	4,178.3	2,910.5	708.9	1,754.4	3,597.9	283.1	1,199.3	16,448.3	109.7	—	—	—	16,558.0
Intercompany	(15.0)	67.6	(397.7)	2.2	(0.1)	(146.3)	(33.4)	164.6	(358.1)	358.1	—	—	—	—
	1,800.9	4,245.9	2,512.8	711.1	1,754.3	3,451.6	249.7	1,363.9	16,090.2	467.8	—	—	—	16,558.0
Underwriting expenses(2)	(1,598.7)	(4,153.7)	(2,410.9)	(628.3)	(1,698.7)	(3,225.2)	(229.6)	(1,343.9)	(15,289.0)	(776.8)	—	—	0.3	(16,065.5)
Underwriting profit (loss)	202.2	92.2	101.9	82.8	55.6	226.4	20.1	20.0	801.2	(309.0)	—	—	0.3	492.5
Interest income	61.8	149.0	80.9	11.7	52.2	98.4	15.4	51.4	520.8	22.2	3.9	28.2	(6.7)	568.4
Dividends	14.8	14.3	6.3	2.8	5.3	17.6	5.3	6.3	72.7	7.8	28.5	(0.8)	—	108.2
Investment expenses	(16.9)	(46.3)	(18.2)	(8.1)	(14.1)	(39.7)	(1.5)	(7.0)	(151.8)	(10.7)	(127.1)	(2.8)	256.6	(35.8)
Interest and dividends	59.7	117.0	69.0	6.4	43.4	76.3	19.2	50.7	441.7	19.3	(94.7)	24.6	249.9	640.8
Share of profit of associates	1.9	101.6	66.6	35.1	31.5	51.7	12.2	23.5	324.1	16.8	22.3	38.8	—	402.0
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,157.5	—	0.5	5,158.0
Expenses	—	—	—	—	—	—	—	—	—	—	(5,092.1)	—	5.2	(5,086.9)
	—	—	—	—	—	—	—	—	—	—	65.4	—	5.7	71.1
Operating income (loss)	263.8	310.8	237.5	124.3	130.5	354.4	51.5	94.2	1,567.0	(272.9)	(7.0)	63.4	255.9	1,606.4
Net gains on investments(1)	269.2	419.2	201.9	47.4	6.9	178.0	1,485.7	36.2	2,644.5	69.7	266.0	464.9	—	3,445.1
Gain on sale and consolidation of insurance subsidiaries	—	—	—	—	33.2	35.5	60.8	4.0	133.5	—	—	130.5	—	264.0
Interest expense	(1.2)	(4.4)	(3.7)	(3.7)	(18.3)	(27.8)	(0.2)	(2.2)	(61.5)	(7.9)	(140.3)	(305.4)	1.2	(513.9)
Corporate overhead and other	(11.8)	(18.9)	(32.7)	(9.2)	(13.2)	(55.9)	(19.8)	(2.5)	(164.0)	(38.4)	—	50.0	(256.6)	(409.0)
Pre-tax income (loss)	520.0	706.7	403.0	158.8	139.1	484.2	1,578.0	129.7	4,119.5	(249.5)	118.7	403.4	0.5	4,392.6
Provision for income taxes														(726.0)
Net earnings														3,666.6

Attributable to:
Shareholders of Fairfax														3,401.1
Non-controlling interests														265.5
														3,666.6
(1)	Includes net gains on deconsolidation of non-insurance subsidiaries primarily related to the deconsolidation of Fairfax India’s subsidiary Privi of $94.9 and Toys “R” Us Canada of $85.7 as described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2021 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
		Odyssey	Crum &	Zenith		Allied	Fairfax
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total
Loss & LAE - accident year	1,038.0	3,111.7	1,434.9	427.4	981.6	2,458.3	162.9	823.7	10,438.5
Commissions	316.0	796.6	516.3	81.3	489.1	285.3	32.2	257.4	2,774.2
Other underwriting expenses	273.9	365.5	463.4	190.4	328.1	462.8	56.0	291.8	2,431.9
Underwriting expenses - accident year	1,627.9	4,273.8	2,414.6	699.1	1,798.8	3,206.4	251.1	1,372.9	15,644.6
Net (favourable) adverse claims reserve development	(29.2)	(120.1)	(3.7)	(70.8)	(100.1)	18.8	(21.5)	(29.0)	(355.6)
Underwriting expenses - calendar year	1,598.7	4,153.7	2,410.9	628.3	1,698.7	3,225.2	229.6	1,343.9	15,289.0

2020

	Property and Casualty Insurance and Reinsurance
											Non-		Eliminations
		Odyssey	Crum &	Zenith		Allied	Fairfax			Run-	insurance	Corporate	and
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total	off(1)	companies	and Other	adjustments	Consolidated

Gross premiums written
External	1,727.5	4,306.3	3,082.4	661.7	2,407.6	4,633.8	421.2	1,738.6	18,979.1	146.8	—	—	—	19,125.9
Intercompany	7.7	140.4	27.0	—	16.8	46.9	3.5	135.4	377.7	—	—	—	(377.7)	—
	1,735.2	4,446.7	3,109.4	661.7	2,424.4	4,680.7	424.7	1,874.0	19,356.8	146.8	—	—	(377.7)	19,125.9
Net premiums written	1,540.4	3,789.6	2,543.0	646.1	1,775.6	3,017.6	221.6	1,183.8	14,717.7	146.8	—	—	—	14,864.5
Net premiums earned
External	1,435.1	3,555.8	2,462.7	646.6	1,710.4	2,788.4	229.2	1,030.8	13,859.0	129.7	—	—	—	13,988.7
Intercompany	(11.0)	30.8	(36.5)	(2.8)	0.3	(65.8)	(7.5)	94.1	1.6	(1.6)	—	—	—	—
	1,424.1	3,586.6	2,426.2	643.8	1,710.7	2,722.6	221.7	1,124.9	13,860.6	128.1	—	—	—	13,988.7
Underwriting expenses(2)	(1,315.3)	(3,396.7)	(2,366.1)	(591.9)	(1,951.0)	(2,596.6)	(214.6)	(1,119.4)	(13,551.6)	(336.2)	—	—	—	(13,887.8)
Underwriting profit (loss)	108.8	189.9	60.1	51.9	(240.3)	126.0	7.1	5.5	309.0	(208.1)	—	—	—	100.9
Interest income	59.6	173.6	91.9	24.3	67.1	136.5	14.1	52.6	619.7	28.5	20.5	57.1	(9.3)	716.5
Dividends	7.9	8.6	2.2	1.8	3.4	20.3	7.1	3.7	55.0	4.9	17.2	0.7	—	77.8
Investment expenses	(11.3)	(31.0)	(14.5)	(7.1)	(12.3)	(30.1)	(1.2)	(6.6)	(114.1)	(8.7)	9.4	(2.0)	90.3	(25.1)
Interest and dividends	56.2	151.2	79.6	19.0	58.2	126.7	20.0	49.7	560.6	24.7	47.1	55.8	81.0	769.2
Share of profit (loss) of associates	(3.0)	27.8	(14.8)	(4.2)	6.6	35.6	14.6	(16.4)	46.2	(11.2)	(100.2)	(47.6)	—	(112.8)
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,742.4	—	(22.8)	4,719.6
Expenses	—	—	—	—	—	—	—	—	—	—	(4,868.0)	—	9.1	(4,858.9)
	—	—	—	—	—	—	—	—	—	—	(125.6)	—	(13.7)	(139.3)
Operating income (loss)	162.0	368.9	124.9	66.7	(175.5)	288.3	41.7	38.8	915.8	(194.6)	(178.7)	8.2	67.3	618.0
Net gains (losses) on investments	105.7	(26.9)	(158.2)	(59.9)	24.4	246.0	12.3	(7.0)	136.4	(96.9)	(65.6)	339.2	—	313.1
Gain (loss) on sale of insurance subsidiary (note 23)	—	(30.5)	(25.8)	—	—	—	—	—	(56.3)	(9.0)	—	182.4	—	117.1
Interest expense	(1.3)	(6.4)	(4.7)	(3.8)	(19.0)	(30.3)	(0.4)	(1.7)	(67.6)	(2.3)	(170.6)	(235.6)	0.2	(475.9)
Corporate overhead and other	(8.1)	(10.5)	(28.2)	(9.8)	(11.9)	(79.2)	(6.0)	(1.4)	(155.1)	(0.2)	—	(82.6)	(90.3)	(328.2)
Pre-tax income (loss)	258.3	294.6	(92.0)	(6.8)	(182.0)	424.8	47.6	28.7	773.2	(303.0)	(414.9)	211.6	(22.8)	244.1
Provision for income taxes														(206.7)
Net earnings														37.4

Attributable to:
Shareholders of Fairfax														218.4
Non-controlling interests														(181.0)
														37.4
(1)	Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2020 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
		Odyssey	Crum &	Zenith		Allied	Fairfax
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total
Loss & LAE - accident year	878.9	2,652.2	1,521.7	401.8	1,301.8	1,931.2	148.3	687.6	9,523.5
Commissions	243.8	693.5	415.2	74.1	436.4	253.7	30.8	215.6	2,363.1
Other underwriting expenses	231.8	270.5	434.4	190.1	275.6	416.8	54.0	246.7	2,119.9
Underwriting expenses - accident year	1,354.5	3,616.2	2,371.3	666.0	2,013.8	2,601.7	233.1	1,149.9	14,006.5
Net favourable claims reserve development	(39.2)	(219.5)	(5.2)	(74.1)	(62.8)	(5.1)	(18.5)	(30.5)	(454.9)
Underwriting expenses - calendar year	1,315.3	3,396.7	2,366.1	591.9	1,951.0	2,596.6	214.6	1,119.4	13,551.6

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in
	associates			Additions to goodwill		Segment assets		Segment liabilities
	2021	2020		2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance
Northbridge	192.1	182.1		—	—	6,152.3	5,231.6	3,978.7	3,418.3
Odyssey Group	1,211.8	1,164.9		—	—	17,309.9	15,041.7	11,946.1	10,141.0
Crum & Forster	422.5	368.2		—	—	8,719.4	7,596.0	6,073.4	5,448.2
Zenith National	186.9	124.5		—	—	2,562.9	2,472.0	1,515.3	1,539.1
Brit	363.0	363.1		16.4	—	10,597.7	9,040.7	8,082.6	6,826.2
Allied World	593.9	537.0		—	—	19,294.8	16,975.5	14,591.1	12,547.4
Fairfax Asia	159.8	149.9		—	—	4,010.0	1,920.1	1,336.8	794.7
Other	255.4	219.6		—	—	5,752.7	5,097.8	4,509.7	4,021.4
	3,385.4	3,109.3		16.4	—	74,399.7	63,375.4	52,033.7	44,736.3
Life insurance and Run-off	272.6	129.3		—	—	6,669.1	2,601.9	5,781.1	2,095.9
Non-insurance companies	1,379.7	1,373.5		44.3	182.1	7,856.4	8,349.0	4,075.1	5,124.2
Corporate and Other and eliminations and adjustments	1,066.3	1,827.5	(1)	—	—	(2,279.8)	(272.3)	3,440.2	4,570.3
Consolidated	6,104.0	6,439.6		60.7	182.1	86,645.4	74,054.0	65,330.1	56,526.7
(1)	Includes investment in associate held for sale related to RiverStone Barbados of $729.5 as described in note 23.

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants
	and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Revenue	1,803.8	1,734.2	228.2	312.8	249.4	225.2	2,876.1	2,470.2	5,157.5	4,742.4
Expenses	(1,724.8)	(1,811.1)	(206.9)	(305.9)	(293.4)	(288.3)	(2,867.0)	(2,462.7)	(5,092.1)	(4,868.0)
Pre-tax income (loss) before interest expense and other(3)	79.0	(76.9)	21.3	6.9	(44.0)	(63.1)	9.1	7.5	65.4	(125.6)
Interest and dividends	7.5	6.1	(102.2)	28.9	(0.1)	—	0.1	12.1	(94.7)	47.1
Share of profit (loss) of associates	—	1.3	20.2	(24.8)	(0.1)	(3.4)	2.2	(73.3)	22.3	(100.2)
Operating income (loss)	86.5	(69.5)	(60.7)	11.0	(44.2)	(66.5)	11.4	(53.7)	(7.0)	(178.7)
Net gains (losses) on investments	29.5	(6.6)	236.4	(12.4)	(3.3)	4.0	3.4	(50.6)	266.0	(65.6)
Pre-tax income (loss) before interest expense	116.0	(76.1)	175.7	(1.4)	(47.5)	(62.5)	14.8	(104.3)	259.0	(244.3)
(1)	These results differ from those published by Fairfax India due to Fairfax India’s application of investment entity accounting under IFRS.
(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Schedule of net premiums earned by product line

Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty(1)		Total
	2021	2020	2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance - net premiums earned
Northbridge	810.8	626.4	828.7	659.6	161.4	138.1	1,800.9	1,424.1
Odyssey Group	2,187.5	1,838.9	1,741.8	1,444.0	316.6	303.7	4,245.9	3,586.6
Crum & Forster	355.9	364.2	1,903.3	1,837.5	253.6	224.5	2,512.8	2,426.2
Zenith National	42.9	37.5	668.2	605.9	—	0.4	711.1	643.8
Brit	699.2	544.3	745.7	853.0	309.4	313.4	1,754.3	1,710.7
Allied World	990.2	882.6	2,369.3	1,755.4	92.1	84.6	3,451.6	2,722.6
Fairfax Asia	90.4	74.5	120.9	116.4	38.4	30.8	249.7	221.7
Other	744.5	634.3	423.4	332.1	196.0	158.5	1,363.9	1,124.9
	5,921.4	5,002.7	8,801.3	7,603.9	1,367.5	1,254.0	16,090.2	13,860.6
Life insurance and Run-off(1)	8.2	31.6	348.8	31.5	110.8	65.0	467.8	128.1
Consolidated net premiums earned	5,929.6	5,034.3	9,150.1	7,635.4	1,478.3	1,319.0	16,558.0	13,988.7
Interest and dividends							640.8	769.2
Share of profit (loss) of associates							402.0	(112.8)
Net gains on investments							3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries (note 23)							264.0	117.1
Other revenue							5,158.0	4,719.6
Consolidated income							26,467.9	19,794.9

Distribution of net premiums earned	35.8%	36.0%	55.3%	54.6%	8.9%	9.4%	100.0%	100.0%
(1)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, and European Run-off prior to its deconsolidation on March 31, 2020, pursuant to the transactions described in note 23.

Disclosure of geographical regions

Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance - net premiums earned
Northbridge	1,782.7	1,407.3	18.2	16.8	—	—	—	—	1,800.9	1,424.1
Odyssey Group	124.1	101.2	2,830.6	2,356.3	518.6	469.8	772.6	659.3	4,245.9	3,586.6
Crum & Forster	2.2	—	2,495.4	2,409.2	1.2	0.2	14.0	16.8	2,512.8	2,426.2
Zenith National	—	—	708.5	643.8	—	—	2.6	—	711.1	643.8
Brit	90.5	97.7	1,271.1	1,228.5	49.3	45.9	343.4	338.6	1,754.3	1,710.7
Allied World	78.5	52.6	2,569.7	2,030.5	239.0	227.6	564.4	411.9	3,451.6	2,722.6
Fairfax Asia	—	—	—	—	249.7	221.7	—	—	249.7	221.7
Other	0.2	0.1	81.8	54.8	189.2	139.6	1,092.7	930.4	1,363.9	1,124.9
	2,078.2	1,658.9	9,975.3	8,739.9	1,247.0	1,104.8	2,789.7	2,357.0	16,090.2	13,860.6
Life insurance and Run-off(3)	—	0.1	358.1	1.1	—	—	109.7	126.9	467.8	128.1
Consolidated net premiums earned	2,078.2	1,659.0	10,333.4	8,741.0	1,247.0	1,104.8	2,899.4	2,483.9	16,558.0	13,988.7
Interest and dividends									640.8	769.2
Share of profit (loss) of associates									402.0	(112.8)
Net gains on investments									3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries (note 23)									264.0	117.1
Other revenue									5,158.0	4,719.6
Consolidated income									26,467.9	19,794.9

Distribution of net premiums earned	12.6%	11.9%	62.4%	62.4%	7.5%	7.9%	17.5%	17.8%	100.0%	100.0%
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
(3)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, and European Run-off prior to its deconsolidation on March 31, 2020, pursuant to the transactions described in note 23.

Schedule of Segmented Balance Sheet

	December 31, 2021					December 31, 2020
	Insurance	Life				Insurance
	and	insurance	Non-	Corporate		and		Non-	Corporate
	reinsurance	and	insurance	and		reinsurance		insurance	and
	companies	Run-off	companies	eliminations(5)	Consolidated	companies	Run-off	companies	eliminations(5)	Consolidated
Assets
Holding company cash and investments	604.5	—	—	873.8	1,478.3	598.1	—	—	654.1	1,252.2
Insurance contract receivables	7,266.0	7.8	—	(390.6)	6,883.2	6,052.5	8.4	—	(244.8)	5,816.1
Portfolio investments(1)(2)	45,061.8	4,963.9	2,252.8	(581.1)	51,697.4	37,947.8	1,592.4	1,810.3	758.1	42,108.6
Deferred premium acquisition costs	1,977.3	3.8	—	(57.0)	1,924.1	1,574.4	—	—	(30.7)	1,543.7
Recoverable from reinsurers	13,497.3	457.6	—	(1,864.4)	12,090.5	11,254.2	453.7	—	(1,174.7)	10,533.2
Deferred income tax assets	268.2	29.0	66.9	158.3	522.4	460.0	0.1	64.5	189.3	713.9
Goodwill and intangible assets	3,579.5	7.5	2,341.2	—	5,928.2	3,586.2	41.1	2,601.8	—	6,229.1
Due from affiliates	231.9	360.2	—	(592.1)	—	222.6	357.7	3.8	(584.1)	—
Other assets	1,746.0	810.0	3,195.5	369.8	6,121.3	1,526.4	119.2	3,868.6	343.0	5,857.2
Investments in affiliates(3)	167.2	29.3	—	(196.5)	—	153.2	29.3	—	(182.5)	—
Total assets	74,399.7	6,669.1	7,856.4	(2,279.8)	86,645.4	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0

Liabilities
Accounts payable and accrued liabilities	2,150.4	233.4	2,077.4	524.2	4,985.4	1,843.3	59.9	2,566.4	526.5	4,996.1
Derivative obligations	72.5	—	47.9	32.5	152.9	114.9	1.1	50.0	23.4	189.4
Due to affiliates	29.4	0.2	135.1	(164.7)	—	8.3	—	117.6	(125.9)	—
Deferred income tax liabilities	322.2	72.9	198.5	5.2	598.8	152.7	—	197.7	6.0	356.4
Insurance contract payables	4,289.4	652.0	—	(447.9)	4,493.5	3,224.2	11.6	—	(271.8)	2,964.0
Provision for losses and loss adjustment expenses(4)	33,684.6	4,806.1	—	(1,598.4)	36,892.3	29,809.4	2,023.3	—	(1,023.4)	30,809.3
Provision for unearned premiums(4)	10,694.5	16.5	—	(256.8)	10,454.2	8,550.1	—	—	(152.6)	8,397.5
Borrowings	790.7	—	1,616.2	5,346.1	7,753.0	1,033.4	—	2,192.5	5,588.1	8,814.0
Total liabilities	52,033.7	5,781.1	4,075.1	3,440.2	65,330.1	44,736.3	2,095.9	5,124.2	4,570.3	56,526.7

Equity
Shareholders' equity attributable to shareholders of Fairfax	19,778.9	888.0	1,782.5	(6,064.3)	16,385.1	17,117.4	506.0	1,385.9	(5,152.7)	13,856.6
Non-controlling interests	2,587.1	—	1,998.8	344.3	4,930.2	1,521.7	—	1,838.9	310.1	3,670.7
Total equity	22,366.0	888.0	3,781.3	(5,720.0)	21,315.3	18,639.1	506.0	3,224.8	(4,842.6)	17,527.3
Total liabilities and total equity	74,399.7	6,669.1	7,856.4	(2,279.8)	86,645.4	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Includes investment in associate held for sale at December 31, 2021 of nil (December 31, 2020 - $729.5). See note 6 and note 23.
(3)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(4)	Included in insurance contract liabilities on the consolidated balance sheet.
(5)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to the primary insurers.